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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 333-33978)                                                    [X]

         Pre-Effective Amendment No.                                        [ ]
                                      ----

         Post-Effective Amendment No.   29                                  [X]
                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-09885)                                           [X]

         Amendment No.   30                                                 [X]
                       -----

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado  80206-4805
--------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                  ------------------------------

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado  80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 26, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         (Post-Effective Amendment No. 28)

                                EXPLANATORY NOTE
        Designation Of New Effective Date For Previously Filed Amendment

Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a)(2) on January 12, 2006 (the "Amendment") and pursuant to that paragraph would become effective on March 31, 2006. Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 was filed pursuant to Rule 485(b) on March 30, 2006, designating April 28, 2006 as a new effective date for the Amendment.

This Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 26, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 29 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 27th of April, 2006.

                                    JANUS ADVISER SERIES

                                    By: /s/ Kelley Abbott Howes
                                        ----------------------------------------
                                        Kelley Abbott Howes, President and Chief
                                        Executive Officer

         Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                                   Date
---------                          -----                                   ----
/s/ Kelley Abbott Howes            President and Chief Executive Officer   April 27, 2006
-------------------------------    (Principal Executive Officer)
Kelley Abbott Howes


/s/ Jesper Nergaard                Vice President, Chief Financial         April 27, 2006
-------------------------------    Officer, Treasurer and Principal
Jesper Nergaard                    Accounting Officer (Principal
                                   Financial Officer and Principal
                                   Accounting Officer)

Signature                          Title                                   Date
---------                          -----                                   ----
Dennis B. Mullen*                  Chairman and Trustee                    April 27, 2006
-------------------------------
Dennis B. Mullen

Jerome S. Contro*                  Trustee                                 April 27, 2006
-------------------------------
Jerome S. Contro

William F. McCalpin*               Trustee                                 April 27, 2006
-------------------------------
William F. McCalpin

John W. McCarter, Jr.*             Trustee                                 April 27, 2006
-------------------------------
John W. McCarter, Jr.

James T. Rothe*                    Trustee                                 April 27, 2006
-------------------------------
James T. Rothe

William D. Stewart*                Trustee                                 April 27, 2006
-------------------------------
William D. Stewart

Martin H. Waldinger*               Trustee                                 April 27, 2006
-------------------------------
Martin H. Waldinger

Linda S. Wolf*                     Trustee                                 April 27, 2006
-------------------------------
Linda S. Wolf

Thomas H. Bailey*                  Trustee                                 April 27, 2006
-------------------------------
Thomas H. Bailey


/s/ Stephanie Grauerholz-Lofton
-------------------------------
*By: Stephanie Grauerholz-Lofton
     Attorney-in-Fact